                            KUNZMAN & BOLLINGER, INC.
                                ATTORNEYS-AT-LAW
                          5100 N. BROOKLINE, SUITE 600
                          OKLAHOMA CITY, OKLAHOMA 73112

                            Telephone (405) 942-3501
                               Fax (405) 942-3527


                                  June 17, 2005



ELECTRONIC FILING
-----------------

Securities and Exchange Commission
Mail Stop 0405
450 Fifth Street N. W.
Washington, DC 20549

         RE:   Atlas America Series 25-2004(A) L.P.
               Registration Statement on Form 10
               Filed April 29, 2005
               File No. 0-51271
               ------------------------------------

Dear Sir or Madam:

         Enclosed for filing pursuant to Section 12(g) of the Securities Exchange Act of 1934, as amended, is Amendment No. 1 to Form 10 for Atlas America Series 25-2004(A) L.P.

         Please contact the undersigned or Gerald A. Bollinger if you have any questions or comments concerning this filing.

                                                 Very truly yours,

                                                 KUNZMAN & BOLLINGER, INC.

                                                 /s/ Wallace W. Kunzman, Jr.

                                                 Wallace W. Kunzman, Jr.

Enclosure

cc:   Mr. Freddie Kotek
      Ms. Nancy McGurk
      Ms. Carmen Moncada-Terry